Net Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source, timing of revenue recognition and the end markets that we serve, for the three month periods ended March 31, 2026 and 2025. The Company believes these categories best depict the nature and timing of revenue:

	Three Months Ended March 31
	2026	2025
Type of goods and services:
Manufacturing Services	$1,425	$1,397
Technology Services	209	188
Total	$1,634	$1,585

Timing of revenue recognition:
Revenue recognized over time	$164	$138
Revenue recognized at a point in time	1,470	1,447
Total	$1,634	$1,585

End Markets:
Smart Mobile Devices	$558	$586
Communications Infrastructure & Datacenter	230	174
Home and Industrial IoT	255	328
Automotive	382	309
Technology Services	209	188
Total	$1,634	$1,585